Trade payables	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of trade payables [text block]

17.    Trade payables

	As at December 31
(in EUR 000)	2021	2020
Payables	2,394	815
Invoices to be received	1,601	375
Total Trade payables	3,995	1,190

The increase in total trade payables of €2.8 million as at December 31, 2021 is due to the increase in trade payables of €1.6 million and an increase in invoices to be received of €1.2 million.

The increase in invoices to be received largely relates to the increase in operating and R&D activities. The company normally settles its trade payables in 30 days.